Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation:
c.	Basis of Presentation:

These unaudited Condensed consolidated financial statements have been prepared as of June 30, 2024 and for the six months period then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. These unaudited Condensed consolidated financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2023 that are included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 28, 2024 (the “Annual Report on Form 20-F”). The results of operations presented are not necessarily indicative of the results to be expected for the year ending December 31, 2024.

The significant accounting policies that have been applied in the preparation of the unaudited consolidated Condensed financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements for the year ended December 31, 2023 included in the Annual Report on Form 20-F.

Revenue Recognition – Contract Balances
d.	Revenue Recognition – Contract Balances

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $2,071 and $2,335 as of June 30, 2024 and December 31, 2023, respectively and are presented under deferred revenues. During the six-month period ended June 30, 2024, the Company recognized revenues in the amount of $316 which have been included in the contract liabilities at December 31, 2023.